Investment Objectives and Goals - Circle Reserve Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About Circle Reserve Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Circle Reserve Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.